Summary of Significant Accounting Policies (Details) - Schedule of property, equipment, and improvements are stated at cost, less accumulated depreciation	3 Months Ended
Mar. 31, 2023
Computers, office equipment and hardware [Member]
Schedule of property, equipment, and improvements are stated at cost, less accumulated depreciation [Abstract]]
Estimated useful life	5 years
Computers, office equipment and hardware [Member] | Minimum [Member]
Schedule of property, equipment, and improvements are stated at cost, less accumulated depreciation [Abstract]]
Estimated useful life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of property, equipment, and improvements are stated at cost, less accumulated depreciation [Abstract]]
Estimated useful life	7 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of property, equipment, and improvements are stated at cost, less accumulated depreciation [Abstract]]
Estimated useful life	7 years
Leasehold improvements [Member] | Maximum [Member]
Schedule of property, equipment, and improvements are stated at cost, less accumulated depreciation [Abstract]]
Leasehold improvements	Shorter of the lease term (including estimated renewals) or the estimated useful lives of the improvement